SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended			1 Months Ended						12 Months Ended	3 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	Apr. 17, 2012	May 22, 2013	May 22, 2012	May 31, 2012	Oct. 19, 2011	Dec. 01, 2010	Jan. 31, 2010	Dec. 31, 2013	Mar. 26, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member] Employee Stock Option [Member]	Mar. 26, 2014 Subsequent Event [Member] Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shares issued	825,000	5,500,000	540,000	1,297,883	632,057	570,755	135,010	41,667	42,167		261,654
Proceeds from issuance	$ 3,836	$ 24,986	$ 1,228	$ 4,947	$ 1,934	$ 5,921	$ 1,300	$ 2,240	$ 4,650		$ 952
Issuance expenses	$ 289	$ 2,514	$ 149	$ 213	$ 278	$ 643	$ 236				$ 29
Options granted	148,937	825,000	13,500		15,802	14,269				305,824		55,000
Exercise price	$ 6.25		$ 3.1875		$ 4.375	$ 14.375						$ 5.16
Shares granted during the period													3,000